Fair Value (Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 64,991	$ 61,388
Available-for-sale Securities, Equity Securities	232	300
Short-term investments	312	1,288
Mortgage loans at estimated fair value	10,742	9,378
Derivative assets	2,254	3,622
Net embedded derivatives within asset host contracts	175	579
Separate account assets	118,257	113,043
Liabilities [Abstract]
Derivative liabilities	3,129	3,883
Net embedded derivatives within liability host contracts	1,887	3,011
Consolidated Securitization Entities
Assets [Abstract]
Mortgage loans at estimated fair value	115	136
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative, Net	(52)	(49)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	64,991	61,388
Available-for-sale Securities, Equity Securities	232	300
Short-term investments	312	1,288
Mortgage loans at estimated fair value	0	1,090
Derivative assets	2,254	3,622
Net embedded derivatives within asset host contracts	227	628
Separate account assets	118,257	113,043
Total assets	186,388	181,495
Liabilities [Abstract]
Derivative liabilities	3,129	3,883
Net embedded derivatives within liability host contracts	1,887	3,011
Total liabilities	5,027	6,917
Recurring [Member] | Interest rate contracts
Assets [Abstract]
Derivative assets	1,112	2,152
Liabilities [Abstract]
Derivative liabilities	837	2,300
Recurring [Member] | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	165	366
Liabilities [Abstract]
Derivative liabilities	118	15
Recurring [Member] | Credit contracts
Assets [Abstract]
Derivative assets	40	28
Liabilities [Abstract]
Derivative liabilities	1	0
Recurring [Member] | Equity market contracts
Assets [Abstract]
Derivative assets	937	1,076
Liabilities [Abstract]
Derivative liabilities	2,173	1,568
Recurring [Member] | Consolidated Securitization Entities
Assets [Abstract]
Mortgage loans at estimated fair value	115	136
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	11	23
Recurring [Member] | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	22,957	22,311
Recurring [Member] | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	16,292	13,090
Recurring [Member] | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,023	6,393
Recurring [Member] | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,309	1,162
Recurring [Member] | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,977	8,023
Recurring [Member] | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,181	3,945
Recurring [Member] | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,829	2,652
Recurring [Member] | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,423	3,812
Recurring [Member] | Level 1
Assets [Abstract]
Available-for-sale Securities, Debt Securities	8,304	6,210
Available-for-sale Securities, Equity Securities	18	39
Short-term investments	142	718
Mortgage loans at estimated fair value	0	0
Derivative assets	16	47
Net embedded derivatives within asset host contracts	0	0
Separate account assets	410	720
Total assets	8,890	7,734
Liabilities [Abstract]
Derivative liabilities	0	0
Net embedded derivatives within liability host contracts	0	0
Total liabilities	0	0
Recurring [Member] | Level 1 | Interest rate contracts
Assets [Abstract]
Derivative assets	1	9
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 | Credit contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 | Equity market contracts
Assets [Abstract]
Derivative assets	15	38
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 | Consolidated Securitization Entities
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring [Member] | Level 1 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	8,304	6,210
Recurring [Member] | Level 1 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 2
Assets [Abstract]
Available-for-sale Securities, Debt Securities	53,455	51,059
Available-for-sale Securities, Equity Securities	90	124
Short-term investments	156	568
Mortgage loans at estimated fair value	0	1,090
Derivative assets	2,079	3,388
Net embedded derivatives within asset host contracts	0	0
Separate account assets	117,842	112,313
Total assets	173,737	168,678
Liabilities [Abstract]
Derivative liabilities	2,691	2,742
Net embedded derivatives within liability host contracts	0	0
Total liabilities	2,702	2,765
Recurring [Member] | Level 2 | Interest rate contracts
Assets [Abstract]
Derivative assets	1,111	2,143
Liabilities [Abstract]
Derivative liabilities	837	1,689
Recurring [Member] | Level 2 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	165	366
Liabilities [Abstract]
Derivative liabilities	117	15
Recurring [Member] | Level 2 | Credit contracts
Assets [Abstract]
Derivative assets	30	20
Liabilities [Abstract]
Derivative liabilities	1	0
Recurring [Member] | Level 2 | Equity market contracts
Assets [Abstract]
Derivative assets	773	859
Liabilities [Abstract]
Derivative liabilities	1,736	1,038
Recurring [Member] | Level 2 | Consolidated Securitization Entities
Assets [Abstract]
Mortgage loans at estimated fair value	115	136
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	11	23
Recurring [Member] | Level 2 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	22,048	20,828
Recurring [Member] | Level 2 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,988	6,880
Recurring [Member] | Level 2 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	5,935	5,485
Recurring [Member] | Level 2 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,304	1,162
Recurring [Member] | Level 2 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,989	6,703
Recurring [Member] | Level 2 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,181	3,928
Recurring [Member] | Level 2 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,723	2,428
Recurring [Member] | Level 2 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,287	3,645
Recurring [Member] | Level 3
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,232	4,119
Available-for-sale Securities, Equity Securities	124	137
Short-term investments	14	2
Mortgage loans at estimated fair value	0	0
Derivative assets	159	187
Net embedded derivatives within asset host contracts	227	628
Separate account assets	5	10
Total assets	3,761	5,083
Liabilities [Abstract]
Derivative liabilities	438	1,141
Net embedded derivatives within liability host contracts	1,887	3,011
Total liabilities	2,325	4,152
Recurring [Member] | Level 3 | Interest rate contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	611
Recurring [Member] | Level 3 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	1	0
Recurring [Member] | Level 3 | Credit contracts
Assets [Abstract]
Derivative assets	10	8
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 3 | Equity market contracts
Assets [Abstract]
Derivative assets	149	179
Liabilities [Abstract]
Derivative liabilities	437	530
Recurring [Member] | Level 3 | Consolidated Securitization Entities
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring [Member] | Level 3 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	909	1,483
Recurring [Member] | Level 3 | U.S. government and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 3 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,088	908
Recurring [Member] | Level 3 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	5	0
Recurring [Member] | Level 3 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	988	1,320
Recurring [Member] | Level 3 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	17
Recurring [Member] | Level 3 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	106	224
Recurring [Member] | Level 3 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 136	$ 167